T. ROWE PRICE Corporate Income Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 4.6%
Car Loan 1.2%
Americredit Automobile Receivables Trust
Series 2023-1, Class B
5.57%, 3/20/28  895 900
Americredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  535 539
Enterprise Fleet Financing
Series 2023-1, Class A2
5.51%, 1/22/29 (1) 1,070 1,070
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  443 442
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  660 656
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 1,012 1,005
Santander Retail Auto Lease Trust
Series 2021-B, Class C
1.10%, 6/20/25 (1) 1,720 1,712
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 223 224
6,548
Other Asset-Backed Securities 3.4%
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 2,540 2,494
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 602 568
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 663 642
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,518 1,356
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 795 670
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,121

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 70 64
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 1,700 1,740
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,651 4,405
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 1,317 1,225
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 3,380 2,969
18,254
Total Asset-Backed Securities
(Cost $25,970) 24,802
CORPORATE BONDS 89.6%
FINANCIAL INSTITUTIONS 34.6%
Banking 22.9%
Banco Bilbao Vizcaya Argentaria, Series 9, VR, 6.50% (2)(3) 1,200 1,179
Banco Santander, 6.921%, 8/8/33  1,000 1,037
Bank of America, VR, 1.734%, 7/22/27 (3) 3,460 3,173
Bank of America, VR, 3.194%, 7/23/30 (3) 1,495 1,341
Bank of America, VR, 4.271%, 7/23/29 (3) 1,462 1,408
Bank of America, VR, 4.376%, 4/27/28 (3) 2,850 2,773
Bank of America, Series TT, VR, 6.125% (2)(3)(4) 1,580 1,580
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(3) 750 753
Bank of New York Mellon, VR, 6.474%, 10/25/34 (3) 3,945 4,274
Barclays, VR, 2.279%, 11/24/27 (3) 675 613
Barclays, VR, 2.852%, 5/7/26 (3) 1,061 1,026
Barclays, VR, 4.375% (2)(3) 3,005 2,344
Barclays, VR, 5.304%, 8/9/26 (3) 823 818
BNP Paribas, VR, 5.497%, 5/20/30 (1)(3)(4) 2,600 2,595
BNP Paribas, VR, 5.738%, 2/20/35 (1)(3) 935 929
CaixaBank, VR, 6.208%, 1/18/29 (1)(3) 2,225 2,262
Capital One Financial, VR, 2.359%, 7/29/32 (3) 521 394
Capital One Financial, VR, 3.273%, 3/1/30 (3) 3,285 2,940
Capital One Financial, VR, 5.468%, 2/1/29 (3) 1,870 1,861
Citigroup, VR, 2.572%, 6/3/31 (3) 5,550 4,670
Citigroup, VR, 3.98%, 3/20/30 (3) 6,105 5,737
Citigroup, VR, 4.412%, 3/31/31 (3) 1,410 1,325
Danske Bank, VR, 4.298%, 4/1/28 (1)(3) 4,745 4,576

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Deutsche Bank, VR, 3.961%, 11/26/25 (3) 4,140 4,069
Fifth Third Bancorp, 2.375%, 1/28/25  295 287
Fifth Third Bancorp, 2.55%, 5/5/27  170 157
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (3) 295 292
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (3) 605 621
Fifth Third Bank, 2.25%, 2/1/27  310 285
Goldman Sachs Group, VR, 2.615%, 4/22/32 (3) 4,190 3,461
Goldman Sachs Group, VR, 3.814%, 4/23/29 (3) 3,920 3,709
HSBC Holdings, VR, 1.589%, 5/24/27 (3) 535 491
HSBC Holdings, VR, 4.583%, 6/19/29 (3) 1,415 1,363
HSBC Holdings, VR, 6.161%, 3/9/29 (3) 735 747
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 1,825 1,848
JPMorgan Chase, VR, 2.522%, 4/22/31 (3) 145 123
JPMorgan Chase, VR, 2.739%, 10/15/30 (3) 3,035 2,663
JPMorgan Chase, VR, 2.956%, 5/13/31 (3) 1,140 990
JPMorgan Chase, VR, 5.012%, 1/23/30 (3) 1,390 1,372
JPMorgan Chase, VR, 6.254%, 10/23/34 (3) 1,650 1,753
Lloyds Banking Group, VR, 3.511%, 3/18/26 (3) 552 539
Morgan Stanley, VR, 1.794%, 2/13/32 (3) 1,855 1,469
Morgan Stanley, VR, 2.699%, 1/22/31 (3) 1,460 1,256
Morgan Stanley, VR, 4.431%, 1/23/30 (3) 4,860 4,657
Morgan Stanley, VR, 6.342%, 10/18/33 (3) 1,515 1,606
National Australia Bank, 4.787%, 1/10/29  2,740 2,722
PNC Financial Services Group, VR, 5.30%, 1/21/28 (3) 820 819
Santander Holdings USA, VR, 2.49%, 1/6/28 (3) 1,110 1,004
Santander Holdings USA, VR, 6.499%, 3/9/29 (3) 225 228
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (3) 6,590 6,184
Skandinaviska Enskilda Banken, 5.375%, 3/5/29 (1) 3,905 3,891
Societe Generale, VR, 5.519%, 1/19/28 (1)(3) 4,200 4,153
Standard Chartered, VR, 2.819%, 1/30/26 (1)(3) 3,111 3,017
Standard Chartered, VR, 3.971%, 3/30/26 (1)(3) 1,015 989
U.S. Bancorp, VR, 5.384%, 1/23/30 (3) 785 780
UBS Group, VR, 1.305%, 2/2/27 (1)(3) 855 787
UBS Group, VR, 5.959%, 1/12/34 (1)(3) 2,935 2,965
UBS Group, VR, 6.246%, 9/22/29 (1)(3) 1,305 1,340
UBS Group, VR, 6.537%, 8/12/33 (1)(3) 1,755 1,824
Wells Fargo, 4.15%, 1/24/29  3,500 3,358
Wells Fargo, VR, 3.526%, 3/24/28 (3) 2,150 2,039
Wells Fargo, VR, 6.303%, 10/23/29 (3) 3,460 3,592
Wells Fargo, Series BB, VR, 3.90% (2)(3) 1,465 1,375
124,433
Brokerage Asset Managers Exchanges 2.2%
HAT Holdings I, 8.00%, 6/15/27 (1) 2,210 2,290
Intercontinental Exchange, 2.65%, 9/15/40  3,278 2,320
Intercontinental Exchange, 3.00%, 6/15/50  2,705 1,813
LSEGA Financing, 2.00%, 4/6/28 (1) 5,940 5,282

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
LSEGA Financing, 3.20%, 4/6/41 (1) 620 463
12,168
Finance Companies 1.5%
AerCap Ireland Capital, 3.30%, 1/30/32  1,650 1,392
AerCap Ireland Capital, 5.10%, 1/19/29  635 625
AerCap Ireland Capital, 6.50%, 7/15/25  2,315 2,336
Aircastle, 4.25%, 6/15/26  3,013 2,922
OneMain Finance, 9.00%, 1/15/29  710 745
8,020
Insurance 5.7%
Assurant, 6.10%, 2/27/26  870 874
Centene, 2.50%, 3/1/31  1,075 882
Centene, 3.00%, 10/15/30  1,015 865
Centene, 3.375%, 2/15/30  970 856
Centene, 4.625%, 12/15/29  1,470 1,392
CNO Financial Group, 5.25%, 5/30/29  627 607
Corebridge Financial, 3.85%, 4/5/29  1,980 1,837
Corebridge Global Funding, 5.20%, 1/12/29 (1) 540 534
Elevance Health, 5.125%, 2/15/53  1,450 1,379
Enstar Group, 3.10%, 9/1/31  4,050 3,302
Equitable Financial Life Global Funding, 1.00%, 1/9/26 (1) 1,460 1,342
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1) 3,955 3,465
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 3,685 3,078
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (1) 3,970 2,630
Humana, 2.15%, 2/3/32  1,185 938
Humana, 5.875%, 3/1/33  2,645 2,724
Jackson Financial, 5.17%, 6/8/27  1,741 1,750
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42 (1)(3) 1,400 1,416
UnitedHealth Group, 3.25%, 5/15/51  1,905 1,333
31,204
Real Estate Investment Trusts 2.3%
Brixmor Operating Partnership, 3.90%, 3/15/27  400 381
Brixmor Operating Partnership, 4.05%, 7/1/30  955 879
Extra Space Storage, 4.00%, 6/15/29  3,000 2,818
Invitation Homes Operating Partnership, 5.45%, 8/15/30  2,110 2,101
Kilroy Realty, 2.50%, 11/15/32  260 192
Kilroy Realty, 3.05%, 2/15/30  345 289
Kilroy Realty, 4.25%, 8/15/29  2,980 2,748
Prologis, 5.125%, 1/15/34  3,300 3,262
12,670
Total Financial Institutions 188,495
INDUSTRIAL 45.4%
Basic Industry 2.3%
Celanese U.S. Holdings, 6.55%, 11/15/30  2,650 2,751

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Freeport-McMoRan, 4.375%, 8/1/28  268 255
Freeport-McMoRan, 5.00%, 9/1/27  130 127
Mineral Resources, 9.25%, 10/1/28 (1) 2,155 2,260
South32 Treasury, 4.35%, 4/14/32 (1) 3,150 2,817
Westlake, 3.125%, 8/15/51  2,180 1,364
Yara International, 7.378%, 11/14/32 (1) 2,640 2,875
12,449
Capital Goods 1.1%
Boeing, 5.15%, 5/1/30  2,690 2,645
Carrier Global, 5.90%, 3/15/34  1,285 1,337
Regal Rexnord, 6.05%, 2/15/26 (1) 1,015 1,021
Stanley Black & Decker, 2.75%, 11/15/50  1,183 685
Stanley Black & Decker, 4.85%, 11/15/48  224 193
5,881
Communications 6.9%
AT&T, 3.50%, 9/15/53  3,500 2,419
Charter Communications Operating, 5.25%, 4/1/53  652 504
Comcast, 2.887%, 11/1/51  4,090 2,600
Comcast, 3.75%, 4/1/40  1,620 1,324
Crown Castle, 2.50%, 7/15/31  1,880 1,537
Crown Castle, 3.80%, 2/15/28  2,870 2,696
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,785 1,741
Meta Platforms, 4.45%, 8/15/52  5,265 4,601
Rogers Communications, 4.35%, 5/1/49  90 73
Rogers Communications, 4.55%, 3/15/52  3,310 2,728
Rogers Communications, 5.00%, 2/15/29  4,125 4,085
SBA Tower Trust, 1.631%, 11/15/26 (1) 1,405 1,260
SBA Tower Trust, 2.328%, 1/15/28 (1) 820 719
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,295 3,193
Sprint Capital, 8.75%, 3/15/32  1,105 1,336
T-Mobile USA, 5.75%, 1/15/54  4,850 4,914
Warnermedia Holdings, 6.412%, 3/15/26  1,940 1,935
37,665
Consumer Cyclical 3.0%
AutoZone, 6.55%, 11/1/33  1,225 1,320
CBRE Services, 5.50%, 4/1/29  550 550
Cummins, 5.15%, 2/20/34  1,635 1,628
Ford Motor Credit, 5.80%, 3/5/27  1,155 1,148
Ford Motor Credit, 6.95%, 3/6/26  2,595 2,641
GLP Capital, 5.375%, 4/15/26  1,719 1,705
Hyundai Capital America, 5.40%, 1/8/31 (1) 550 550
Hyundai Capital America, 6.50%, 1/16/29 (1) 860 901
Nissan Motor, 3.522%, 9/17/25 (1) 3,755 3,611
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 1,270 1,143
Nissan Motor Acceptance, 6.95%, 9/15/26 (1)(4) 150 154

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 790 792
16,143
Consumer Non-Cyclical 15.7%
AbbVie, 4.05%, 11/21/39  2,245 1,983
AbbVie, 4.25%, 11/21/49  665 573
AbbVie, 4.70%, 5/14/45  1,390 1,286
AbbVie, 4.875%, 11/14/48  2,085 1,971
AbbVie, 5.05%, 3/15/34  2,230 2,247
AbbVie, 5.40%, 3/15/54  1,895 1,932
Altria Group, 3.70%, 2/4/51  4,215 2,907
Amgen, 5.60%, 3/2/43  690 692
BAT Capital, 5.834%, 2/20/31  2,125 2,118
BAT Capital, 6.343%, 8/2/30  2,280 2,353
BAT Capital, 7.081%, 8/2/53  1,305 1,353
Bayer U.S. Finance, 6.25%, 1/21/29 (1) 870 871
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,535 1,549
Becton Dickinson & Company, 3.794%, 5/20/50  1,117 861
Becton Dickinson & Company, 4.298%, 8/22/32  665 622
Becton Dickinson & Company, 4.669%, 6/6/47  3,168 2,812
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 760 783
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 1,090 1,166
Bristol-Myers Squibb, 5.50%, 2/22/44  345 350
Bristol-Myers Squibb, 5.65%, 2/22/64  1,065 1,082
CVS Health, 5.05%, 3/25/48  7,370 6,564
HCA, 3.125%, 3/15/27  4,075 3,826
HCA, 3.625%, 3/15/32  1,570 1,379
Imperial Brands Finance, 6.125%, 7/27/27 (1) 3,155 3,211
IQVIA, 5.70%, 5/15/28  4,065 4,085
Kenvue, 5.10%, 3/22/43  1,510 1,469
Mars, 4.65%, 4/20/31 (1) 329 321
Mattel, 5.875%, 12/15/27 (1) 2,730 2,720
Pfizer Investment Enterprises, 5.30%, 5/19/53  4,040 3,957
Pfizer Investment Enterprises, 5.34%, 5/19/63  1,380 1,331
Philip Morris International, 5.125%, 2/15/30  2,760 2,750
Philip Morris International, 5.75%, 11/17/32  3,410 3,472
Revvity, 1.90%, 9/15/28  5,985 5,178
Solventum, 5.45%, 2/25/27 (1) 995 995
Solventum, 5.45%, 3/13/31 (1) 4,105 4,061
Solventum, 5.60%, 3/23/34 (1) 1,960 1,947
Solventum, 5.90%, 4/30/54 (1) 1,370 1,354
Sysco, 4.45%, 3/15/48  135 115
Teva Pharmaceutical Finance, 6.15%, 2/1/36  1,685 1,597
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  200 213
Utah Acquisition Sub, 3.95%, 6/15/26  2,080 2,008
Utah Acquisition Sub, 5.25%, 6/15/46  1,440 1,173
Viatris, 1.65%, 6/22/25  610 578

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Viterra Finance, 4.90%, 4/21/27 (1) 1,600 1,566
85,381
Energy 10.4%
Aker BP, 2.00%, 7/15/26 (1) 2,263 2,086
Boardwalk Pipelines, 5.95%, 6/1/26  3,385 3,406
Cheniere Energy Partners, 5.95%, 6/30/33  1,180 1,184
Chesapeake Energy, 5.875%, 2/1/29 (1) 2,720 2,676
Enbridge, 6.20%, 11/15/30  2,505 2,623
Enbridge, 6.70%, 11/15/53  890 999
Energy Transfer, 5.95%, 5/15/54  1,460 1,424
Energy Transfer, 6.40%, 12/1/30  1,280 1,343
Enterprise Products Operating, 5.35%, 1/31/33  1,309 1,326
Hess, 4.30%, 4/1/27  1,800 1,753
Hess, 5.60%, 2/15/41  1,962 1,976
Hess, 7.125%, 3/15/33  400 450
Hilcorp Energy I, 8.375%, 11/1/33 (1) 375 402
Kinetik Holdings, 6.625%, 12/15/28 (1) 1,015 1,028
Occidental Petroleum, 6.125%, 1/1/31  557 571
Occidental Petroleum, 6.60%, 3/15/46  1,400 1,484
Occidental Petroleum, 7.50%, 5/1/31  655 723
Occidental Petroleum, 8.875%, 7/15/30  1,160 1,336
ONEOK, 5.80%, 11/1/30  2,280 2,329
Patterson-UTI Energy, 7.15%, 10/1/33 (4) 690 731
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 1,310 1,331
Seadrill Finance, 8.375%, 8/1/30 (1) 200 205
Targa Resources Partners, 5.50%, 3/1/30  2,818 2,790
Targa Resources Partners, 6.875%, 1/15/29  1,766 1,819
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1) 1,600 1,509
TransCanada PipeLines, 6.203%, 3/9/26  4,050 4,050
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 3,115
Var Energi, 7.50%, 1/15/28 (1) 2,510 2,643
Var Energi, 8.00%, 11/15/32 (1) 2,675 2,977
Venture Global LNG, 9.50%, 2/1/29 (1) 2,575 2,746
Western Midstream Operating, 4.05%, 2/1/30  1,170 1,082
Western Midstream Operating, 6.35%, 1/15/29  2,595 2,678
56,795
Industrial Other 0.4%
Booz Allen Hamilton, 5.95%, 8/4/33  730 752
Jacobs Engineering Group, 6.35%, 8/18/28  1,225 1,266
2,018
Technology 2.8%
Broadcom, 2.45%, 2/15/31 (1) 2,430 2,023
Broadcom, 3.419%, 4/15/33 (1) 877 746
Fiserv, 5.45%, 3/15/34  3,735 3,725
Micron Technology, 5.30%, 1/15/31  2,360 2,329
Micron Technology, 6.75%, 11/1/29  2,115 2,239

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Motorola Solutions, 5.60%, 6/1/32  1,560 1,563
Oracle, 4.90%, 2/6/33  1,385 1,336
Oracle, 6.25%, 11/9/32  1,280 1,351
15,312
Transportation 2.8%
Canadian Pacific Railway, 3.50%, 5/1/50  4,010 2,938
ERAC USA Finance, 4.90%, 5/1/33 (1) 2,470 2,398
Norfolk Southern, 5.55%, 3/15/34  4,090 4,191
Norfolk Southern, 5.95%, 3/15/64  2,645 2,792
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 2,751
15,070
Total Industrial 246,714
UTILITY 9.6%
Electric 9.1%
AEP Texas, 4.70%, 5/15/32  2,825 2,694
AES, 5.45%, 6/1/28  4,030 4,022
American Electric Power, 5.20%, 1/15/29  970 971
American Electric Power, 5.625%, 3/1/33  1,325 1,337
American Electric Power, 5.95%, 11/1/32  780 807
DTE Energy, 5.10%, 3/1/29  3,805 3,762
Duke Energy, 5.00%, 8/15/52  3,205 2,857
Edison International, 6.95%, 11/15/29  1,485 1,583
Enel Finance America, 7.10%, 10/14/27 (1) 800 840
Enel Finance International, 5.00%, 6/15/32 (1) 3,090 2,946
Exelon, 3.35%, 3/15/32  1,200 1,046
Exelon, 5.45%, 3/15/34  290 289
Exelon, 5.60%, 3/15/53  3,400 3,314
Georgia Power, 4.70%, 5/15/32  2,005 1,939
Georgia Power, 4.95%, 5/17/33  2,950 2,890
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,226
NextEra Energy Capital Holdings, 2.44%, 1/15/32  3,915 3,184
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 2,150 2,145
Pacific Gas & Electric, 4.55%, 7/1/30  2,645 2,488
Pacific Gas & Electric, 6.70%, 4/1/53  980 1,053
Pacific Gas & Electric, 6.95%, 3/15/34  1,540 1,662
Southern California Edison, Series 20A, 2.95%, 2/1/51  3,060 1,970
Vistra Operations, 3.70%, 1/30/27 (1) 4,150 3,922
Vistra Operations, 5.50%, 9/1/26 (1) 438 431
49,378
Natural Gas 0.5%
Boston Gas, 6.119%, 7/20/53 (1) 1,005 1,010

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sempra, 3.70%, 4/1/29  1,770 1,648
2,658
Total Utility 52,036
Total Corporate Bonds
(Cost $505,968) 487,245
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.7%
Owned No Guarantee 1.2%
Electricite de France, 5.70%, 5/23/28 (1) 325 331
NBN, 2.625%, 5/5/31 (1)(4) 4,840 4,098
Republic of Chile, 3.625%, 8/1/27  2,200 2,071
6,500
Sovereign 2.5%
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (1) 4,300 4,231
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (1) 2,030 1,968
Republic of Hungary, 6.125%, 5/22/28 (1) 1,510 1,543
Republic of Panama, 7.50%, 3/1/31  400 411
Republic of Panama, 7.875%, 3/1/57  200 197
Republic of Romania, 5.875%, 1/30/29 (1) 2,460 2,445
United Mexican States, 5.00%, 5/7/29  2,800 2,758
13,553
Total Foreign Government Obligations & Municipalities
(Cost $20,826) 20,053
MUNICIPAL SECURITIES 0.3%
Colorado 0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%, 12/1/26  575 538
538
Puerto Rico 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (5) 2,017 1,180
1,180
Total Municipal Securities
(Cost $1,622) 1,718
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.5%
U.S. Treasury Obligations 1.5%
U.S. Treasury Bonds, 4.125%, 8/15/53  775 742
U.S. Treasury Bonds, 4.375%, 8/15/43 (6) 4,585 4,490

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.75%, 2/15/37  2,670 2,818
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $8,233) 8,050
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 7,488 7,488
Total Short-Term Investments
(Cost $7,488) 7,488
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 3,413 3,413
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 3,413
Total Securities Lending Collateral
(Cost $3,413) 3,413
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 3/22/24 @
$109.50 (9) 126 13,915 49
Total Exchange-Traded Options Purchased (Cost $55) 49
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S41, 5 Year Index,
12/20/28), Pay 5.00%
Quarterly, Receive upon credit
default, 3/20/24 @ 1.03%* (9) 2 38,650 10

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S41,
5 Year Index, 12/20/28), Pay
1.00% Quarterly, Receive
upon credit default, 3/20/24 @
0.58%* (9) 2 142,310 34
Citibank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S41,
5 Year Index, 12/20/28), Pay
1.00% Quarterly, Receive
upon credit default, 3/20/24 @
0.58%* (9) 1 55,350 13
Morgan Stanley
30 Year Interest Rate Swap,
8/12/54 Pay Fixed 3.80%
Annually, Receivable Variable
5.32% (SOFR) Annually,
8/8/24 @ 3.80%* (9) 1 5,480 151
Wells Fargo
S&P 500 Index, Put, 4/19/24
@ $4,710.00 (9) 5 2,548 6
Total OTC Options Purchased (Cost $579) 214
Total Options Purchased (Cost $634) 263
Total Investments in Securities 101.7%
(Cost $574,154) $ 553,032
Other Assets Less Liabilities (1.7)% (8,997)
Net Assets 100.0% $ 544,035
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$170,932 and represents 31.4% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) All or a portion of this security is on loan at February 29, 2024.

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(5) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(6) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Seven-day yield
(8) Affiliated Companies
(9) Non-income producing
EUR Euro
GO General Obligation
HFA Health Facility Authority
OTC Over-the-counter
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S41, 5 Year Index,
12/20/28), Pay 1.00%
Quarterly, Receive upon
credit default, 3/20/24 @
0.63%* 1 109,810 (12)
Total Options Written (Premiums $(69)) $ (12)

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: JPMorgan Chase, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 3,975 33 4 29
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 3,975 31 (8) 39
Total Bilateral Credit Default Swaps, Protection Sold (4) 68
Total Bilateral Swaps (4) 68
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 1,880 (22) 73 (95)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (95)
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 2,760 (9) (7) (2)
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S40, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/28 (EUR) 2,520 242 241 1

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 (EUR) 15,140 (86) (96) 10
Total Centrally Cleared Credit Default Swaps,
Protection Sold 9
Total Centrally Cleared Swaps (86)
Net payments (receipts) of variation margin to date 100
Variation margin receivable (payable) on centrally cleared swaps $ 14
* Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $58.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 376 U.S. Treasury Long Bond contracts 6/24 44,838 $ 71
Short, 533 U.S. Treasury Notes five year contracts 6/24 (56,981) (18)
Short, 173 U.S. Treasury Notes ten year contracts 6/24 (19,106) (9)
Long, 320 U.S. Treasury Notes two year contracts 6/24 65,520 12
Long, 45 Ultra U.S. Treasury Bonds contracts 6/24 5,755 19
Short, 151 Ultra U.S. Treasury Notes ten year
contracts 6/24 (17,240) (14)
Net payments (receipts) of variation margin to date 86
Variation margin receivable (payable) on open futures contracts $ 147

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 339++
Totals $ —# $ — $ 339+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 10,420  ¤  ¤ $ 10,901
Total $ 10,901^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $339 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,901.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Corporate Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE Corporate Income Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 541,868 $ — $ 541,868
Short-Term Investments 7,488 — — 7,488
Securities Lending Collateral 3,413 — — 3,413
Options Purchased 49 214 — 263
Total Securities 10,950 542,082 — 553,032
Swaps* — 75 — 75
Futures Contracts* 102 — — 102
Total $ 11,052 $ 542,157 $ — $ 553,209
Liabilities
Options Written $ — $ 12 $ — $ 12
Swaps* — 97 — 97
Futures Contracts* 41 — — 41
Total $ 41 $ 109 $ — $ 150
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F112-054Q3 02/24